Other financial assets	12 Months Ended
Dec. 31, 2017
Disclosure of Other financial assets [Abstract]
Disclosure of financial assets [text block]
9.	Other financial assets

The balance of other financial assets as of December 31, 2017 and 2016 is as follows:

	2017	2016

Assets measured at fair value through profit or loss
Investment Portfolio - Local currency	3,310,338	2,519,311
Investment Portfolio - Foreign currency	3,194,287	4,116,987
	6,504,625	6,636,298
Assets measured at amortized cost	3,636	4,152
Hedging instruments	25,464	46,445
Total	6,533,725	6,686,895

Current	2,967,878	5,315,537
Non-current	3,565,847	1,371,358
	6,533,725	6,686,895

The average return of the investment portfolio in Colombian pesos and U.S. dollars was 7.4% (2016- 8.1%) and 1.1% (2016 - 0.8%), respectively.

Changes in fair value are recognized in financial result (Note 29).

9.1	Restrictions

As of December 31, 2017 and 2016, there were no investment with a restricted use.

On November 6, 2016, through the Ministries of Mines and Energy and Finance and Public Credit, the termination of Ecopetrol's sequester status in the process of nullity and re-establishment of rights filed against the Comuneros de Santiago de las Atalayas was confirmed. In view of the foregoing, the restricted assets related to this case were released Ecopetrol (see Note 23.3 – Comuneros – Santiago de las Atalayas provisions, for further information).

9.2	Maturity

The following are the maturities of other financial assets as of December 31, 2017 and 2016:

	2017	2016
Up to 1 year	2,967,878	5,315,537
1-2 years	1,588,145	838,786
2-5 years	1,817,558	497,204
> 5 years	160,144	35,368
	6,533,725	6,686,895

9.3	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2017 and 2016:

	2017	2016
Level 1	317,912	25,066
Level 2	6,186,713	6,611,232
	6,504,625	6,636,298

There were no transfers between hierarchy levels for the years ended December 31, 2017 and 2016.

The securities comprising Ecopetrol's portfolio are valued on a daily basis according to the instructions issued by the Financial Superintendence of Colombia. To this end, the information provided by authorized entities is used, which includes data from active markets. For cases in which market data is not available, other directly or indirectly observable data is used.

For U.S. dollar-denominated investments, fair value is based on information released by Bloomberg while for investments denominated in Colombian pesos, fair value is provided by Infovalmer, an entity authorized by the Financial Superintendence of Colombia to provide this service.

Within the investment hierarchy process, in addition to the information used for the valuation, other relevant aspects are taken into account, such as the issuer’s rating, investment rating, and the risk analysis of the issuer performed by Ecopetrol, which makes it possible to establish the appropriate hierarchy level for investments.

9.4	Credit rating

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

Rating	2017	2016
AAA	3,175,727	1,858,665
A1	1,149,606	3,060,660
AA+	1,067,989	50,192
BBB-	378,939	-
A	300,179	-
AA-	233,668	3,730
A+	175,767	-
BBB	21,835	-
AA	-	5,289
F1+	-	1,636,039
No rating available	915	21,723
	6,504,625	6,636,298

See credit risk policy in Note 30.3.